Consolidated Statements of Cash Flows (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Statement of Cash Flows [Abstract]
Offering Cost	$ 2,000
Transaction Costs	$ 9,300